BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 88.6%
COMMUNICATION SERVICES - 12.7%
Diversified Telecommunication Services - 0.7%
Total Play Telecomunicaciones SA de CV, Senior Notes	6.375%	9/20/28	$13,545,000	$12,096,227	(a)

Entertainment - 4.4%
Go Daddy Operating Co. LLC/GD Finance Co. Inc., Senior Notes	3.500%	3/1/29	6,749,000	6,215,424	(a)
Live Nation Entertainment Inc., Senior Secured Notes	3.750%	1/15/28	20,981,000	19,772,075	(a)
Playtika Holding Corp., Senior Notes	4.250%	3/15/29	17,676,000	16,340,313	(a)
ROBLOX Corp., Senior Notes	3.875%	5/1/30	22,068,000	20,669,330	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	15,522,000	15,142,021	(a)
WMG Acquisition Corp., Senior Secured Notes	3.875%	7/15/30	455,000	434,309	(a)

Total Entertainment				78,573,472

Interactive Media & Services - 4.6%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	33,732,000	28,637,456	(a)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	42,710,000	37,062,666	(a)
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	15,687,000	15,223,920	(a)
Twitter Inc., Senior Notes	3.875%	12/15/27	1,147,000	1,116,352	(a)
Twitter Inc., Senior Notes	5.000%	3/1/30	1,500,000	1,495,043	(a)

Total Interactive Media & Services				83,535,437

Media - 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	4,268,000	4,105,795	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	8,017,000	7,535,960	(a)
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	22,045,000	22,676,369	(a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	9,798,000	9,181,951
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	10,359,000	9,481,644

Total Media				52,981,719

Wireless Telecommunication Services - 0.1%
United States Cellular Corp., Senior Notes	6.700%	12/15/33	2,078,000	2,288,688

TOTAL COMMUNICATION SERVICES				229,475,543

CONSUMER DISCRETIONARY - 11.1%
Diversified Consumer Services - 0.1%
Graham Holdings Co., Senior Notes	5.750%	6/1/26	1,764,000	1,815,033	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2022 Quarterly Report	1

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - 7.4%
Affinity Gaming, Senior Secured Notes	6.875%	12/15/27	$9,835,000	$9,583,765	(a)
Carnival Corp., Senior Secured Notes	4.000%	8/1/28	5,958,000	5,548,715	(a)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	12,868,000	13,012,315	(a)
IRB Holding Corp., Senior Notes	6.750%	2/15/26	4,000,000	4,074,380	(a)
Nathan’s Famous Inc., Senior Secured Notes	6.625%	11/1/25	16,046,000	16,035,490	(a)
Station Casinos LLC, Senior Notes	4.500%	2/15/28	38,517,000	36,599,239	(a)
Station Casinos LLC, Senior Notes	4.625%	12/1/31	3,160,000	2,896,219	(a)
Travel + Leisure Co., Senior Secured Notes	6.625%	7/31/26	16,400,000	17,122,830	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	27,807,000	26,067,811	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	500,000	556,507	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	2,360,000	2,199,850	(a)

Total Hotels, Restaurants & Leisure				133,697,121

Internet & Direct Marketing Retail - 1.4%
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	3,955,000	3,692,764
QVC Inc., Senior Secured Notes	5.450%	8/15/34	24,918,000	20,918,910

Total Internet & Direct Marketing Retail				24,611,674

Specialty Retail - 2.0%
Arko Corp., Senior Notes	5.125%	11/15/29	13,779,000	12,564,312	(a)
At Home Group Inc., Senior Notes	7.125%	7/15/29	3,049,000	2,643,300	(a)
Carvana Co., Senior Notes	5.625%	10/1/25	10,326,000	9,748,931	(a)
Carvana Co., Senior Notes	5.500%	4/15/27	13,288,000	11,878,210	(a)

Total Specialty Retail				36,834,753

Textiles, Apparel & Luxury Goods - 0.2%
Crocs Inc., Senior Notes	4.250%	3/15/29	3,780,000	3,349,685	(a)

TOTAL CONSUMER DISCRETIONARY				200,308,266

CONSUMER STAPLES - 3.4%
Food Products - 0.7%
C&S Group Enterprises LLC, Senior Notes	5.000%	12/15/28	13,155,000	11,376,641	(a)
Post Holdings Inc., Senior Notes	4.500%	9/15/31	1,148,000	1,018,839	(a)

Total Food Products				12,395,480

Tobacco - 2.7%
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	24,059,000	23,365,139	(a)
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	27,832,000	25,407,415	(a)

Total Tobacco				48,772,554

TOTAL CONSUMER STAPLES				61,168,034

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Corporate Credit Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 12.2%
Energy Equipment & Services - 0.5%
ChampionX Corp., Senior Notes	6.375%	5/1/26	$8,916,000	$9,131,054

Oil, Gas & Consumable Fuels - 10.6%
Aethon United BR LP/Aethon United Finance Corp., Senior Notes	8.250%	2/15/26	714,000	742,142	(a)
Civitas Resources Inc., Senior Notes	5.000%	10/15/26	17,865,000	17,731,370	(a)
Energean Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	1,550,000	1,502,716	(b)
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	9,935,000	9,589,759	(b)
Energen Corp., Senior Notes	7.125%	2/15/28	22,389,000	24,479,783
Floatel International Ltd., Senior Secured Notes	6.000%	9/24/26	1,600,000	840,000
Floatel International Ltd., Senior Secured Notes (10.000% PIK)	10.000%	9/24/26	1,760,000	924,000	(c)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	14,884,000	15,328,049	(b)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	52,000,000	53,034,020	(a)
New Fortress Energy Inc., Senior Secured Notes	6.750%	9/15/25	42,925,000	43,239,211	(a)
Rattler Midstream LP, Senior Notes	5.625%	7/15/25	9,915,000	10,076,714	(a)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	13,405,000	13,622,228	(a)

Total Oil, Gas & Consumable Fuels				191,109,992

Water Utilities - 1.1%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	19,364,000	20,018,890	(a)

TOTAL ENERGY				220,259,936

FINANCIALS - 17.4%
Banks - 1.4%
Popular Inc., Senior Notes	6.125%	9/14/23	12,972,000	13,324,190
Western Alliance Bank, Subordinated Notes (5.250% to 6/1/25 then SOFR + 5.120%)	5.250%	6/1/30	11,935,000	12,210,260	(d)

Total Banks				25,534,450

Capital Markets - 2.4%
Blackstone Private Credit Fund, Senior Notes	4.700%	3/24/25	17,948,000	18,217,495	(a)
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	22,929,000	20,285,286	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2022 Quarterly Report	3

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	$3,614,000	$3,087,964	(a)
Hightower Holding LLC, Senior Notes	6.750%	4/15/29	2,701,000	2,646,710	(a)

Total Capital Markets				44,237,455

Consumer Finance - 4.6%
Credit Acceptance Corp., Senior Notes	5.125%	12/31/24	679,000	682,358	(a)
FirstCash Inc., Senior Notes	4.625%	9/1/28	2,808,000	2,616,185	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	27,786,000	26,729,854	(a)
PRA Group Inc., Senior Notes	7.375%	9/1/25	4,152,000	4,332,114	(a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	30,506,000	28,355,785	(a)
World Acceptance Corp., Senior Notes	7.000%	11/1/26	22,525,000	19,853,535	(a)

Total Consumer Finance				82,569,831

Diversified Financial Services - 1.0%
Cobra AcquisitionCo LLC, Senior Notes	6.375%	11/1/29	15,575,000	13,385,388	(a)
LD Holdings Group LLC, Senior Notes	6.500%	11/1/25	5,012,000	4,704,113	(a)

Total Diversified Financial Services				18,089,501

Insurance - 2.4%
AmWINS Group Inc., Senior Notes	4.875%	6/30/29	3,735,000	3,590,456	(a)
BroadStreet Partners Inc., Senior Notes	5.875%	4/15/29	9,900,000	9,252,045	(a)
NFP Corp., Senior Notes	6.875%	8/15/28	14,274,000	13,649,798	(a)
NFP Corp., Senior Secured Notes	4.875%	8/15/28	18,100,000	17,320,161	(a)

Total Insurance				43,812,460

Thrifts & Mortgage Finance - 5.6%
Freedom Mortgage Corp., Senior Notes	8.125%	11/15/24	18,681,000	18,631,402	(a)
Freedom Mortgage Corp., Senior Notes	8.250%	4/15/25	1,467,000	1,464,785	(a)
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	11,740,000	11,230,014	(a)
MGIC Investment Corp., Senior Notes	5.250%	8/15/28	10,783,000	10,664,279
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	2,955,000	2,719,487	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	3,060,000	2,800,053	(a)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	17,247,000	16,039,710	(a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	41,451,000	37,019,888	(a)

Total Thrifts & Mortgage Finance				100,569,618

TOTAL FINANCIALS				314,813,315

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Corporate Credit Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 4.7%
Health Care Equipment & Supplies - 1.0%
Embecta Corp., Senior Secured Notes	5.000%	2/15/30	$13,075,000	$12,347,703	(a)
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	6,000,000	6,026,580	(a)(e)

Total Health Care Equipment & Supplies				18,374,283

Health Care Providers & Services - 0.9%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	8,637,000	7,178,556	(a)
Molina Healthcare Inc., Senior Notes	4.375%	6/15/28	8,313,000	8,235,980	(a)

Total Health Care Providers & Services				15,414,536

Life Sciences Tools & Services - 1.3%
Syneos Health Inc., Senior Notes	3.625%	1/15/29	25,215,000	23,339,634	(a)

Pharmaceuticals - 1.5%
Horizon Therapeutics USA Inc., Senior Notes	5.500%	8/1/27	12,202,000	12,529,380	(a)
P&L Development LLC/PLD Finance Corp., Senior Secured Notes	7.750%	11/15/25	16,233,000	14,984,033	(a)

Total Pharmaceuticals				27,513,413

TOTAL HEALTH CARE				84,641,866

INDUSTRIALS - 10.4%
Aerospace & Defense - 3.2%
TransDigm Inc., Senior Notes	6.375%	6/15/26	6,864,000	6,934,699
TransDigm Inc., Senior Notes	7.500%	3/15/27	10,647,000	10,985,202
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	19,926,000	20,481,337	(a)
TransDigm UK Holdings PLC, Senior Notes	6.875%	5/15/26	18,487,000	18,849,438

Total Aerospace & Defense				57,250,676

Air Freight & Logistics - 0.3%
Cargo Aircraft Management Inc., Senior Notes	4.750%	2/1/28	6,110,000	5,975,427	(a)

Airlines - 0.4%
Air Canada Pass-Through Trust	5.250%	4/1/29	4,258,699	4,403,970	(a)
Air Canada Pass-Through Trust	3.300%	1/15/30	2,835,864	2,713,229	(a)

Total Airlines				7,117,199

Commercial Services & Supplies - 2.2%
Cimpress PLC, Senior Notes	7.000%	6/15/26	33,570,000	32,203,701	(a)
Stericycle Inc., Senior Notes	3.875%	1/15/29	8,113,000	7,554,461	(a)

Total Commercial Services & Supplies				39,758,162

Construction & Engineering - 0.9%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	17,300,000	16,674,346	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2022 Quarterly Report	5

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Machinery - 2.2%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	$24,606,000	$23,159,167	(a)
HTA Group Ltd., Senior Notes	7.000%	12/18/25	17,100,000	16,953,282	(a)

Total Machinery				40,112,449

Professional Services - 1.2%
TriNet Group Inc., Senior Notes	3.500%	3/1/29	23,739,000	21,857,803	(a)

TOTAL INDUSTRIALS				188,746,062

INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 1.3%
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	24,191,000	23,872,042	(a)

IT Services - 1.7%
Alliance Data Systems Corp., Senior Notes	7.000%	1/15/26	2,477,000	2,520,570	(a)
Gartner Inc., Senior Notes	4.500%	7/1/28	4,258,000	4,246,929	(a)
Sabre GLBL Inc., Senior Secured Notes	7.375%	9/1/25	3,200,000	3,346,768	(a)
Square Inc., Senior Notes	3.500%	6/1/31	4,880,000	4,473,374	(a)
Twilio Inc., Senior Notes	3.875%	3/15/31	16,615,000	15,470,682

Total IT Services				30,058,323

Software - 2.4%
Crowdstrike Holdings Inc., Senior Notes	3.000%	2/15/29	864,000	793,921
Elastic NV, Senior Notes	4.125%	7/15/29	12,725,000	11,849,901	(a)
LogMeIn Inc., Senior Secured Notes	5.500%	9/1/27	12,487,000	11,678,217	(a)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	21,956,000	20,096,327	(a)

Total Software				44,418,366

Technology Hardware, Storage & Peripherals - 1.1%
NCR Corp., Senior Notes	5.000%	10/1/28	20,449,000	19,615,499	(a)

TOTAL INFORMATION TECHNOLOGY				117,964,230

MATERIALS - 7.8%
Chemicals - 3.9%
Ashland LLC, Senior Notes	6.875%	5/15/43	11,809,000	13,834,952
GCP Applied Technologies Inc., Senior Notes	5.500%	4/15/26	32,289,000	32,781,246	(a)
Valvoline Inc., Senior Notes	4.250%	2/15/30	7,614,000	6,962,356	(a)
WR Grace Holdings LLC, Senior Secured Notes	4.875%	6/15/27	17,324,000	16,972,322	(a)

Total Chemicals				70,550,876

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Corporate Credit Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - 1.8%
Commercial Metals Co., Senior Notes	3.875%	2/15/31	$1,000,000	$910,465
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	7,765,000	7,825,490	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	23,126,000	23,501,566	(a)

Total Metals & Mining				32,237,521

Paper & Forest Products - 2.1%
Schweitzer-Mauduit International Inc., Senior Notes	6.875%	10/1/26	40,793,000	38,598,337	(a)

TOTAL MATERIALS				141,386,734

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.8%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	21,770,000	20,551,098	(a)
XHR LP, Senior Secured Notes	6.375%	8/15/25	11,416,000	11,780,056	(a)

Total Equity Real Estate Investment Trusts (REITs)				32,331,154

Real Estate Management & Development - 0.6%
Forestar Group Inc., Senior Notes	5.000%	3/1/28	13,112,000	12,319,379	(a)

TOTAL REAL ESTATE				44,650,533

TOTAL CORPORATE BONDS & NOTES (Cost - $1,676,673,580)				1,603,414,519

ASSET-BACKED SECURITIES - 0.1%
ALESCO Preferred Funding Ltd., Class PNN	0.000%	3/23/25	621,631	275,200	(f)(g)
ALESCO Preferred Funding VI Ltd., Class PNNE	0.000%	3/23/35	336,608	142,046	(f)(g)
Fort Sheridan ABS CDO Ltd., 2005-1A, Class PPN2	0.000%	11/5/41	611,948	330,533	(f)(g)
Taberna Preferred Funding I Ltd., 2005-1A, Class PPN2	0.000%	7/5/35	1,175,564	519,781	(f)(g)

TOTAL ASSET-BACKED SECURITIES (Cost - $2,541,442)				1,267,560

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Floatel International Ltd. (Cost - $1,138,496)			687,166	0	*(f)(h)(i)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2022 Quarterly Report	7

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%††
ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Floatel International Ltd. (Cost - $3,927,584)		3/16/25	662,476	$0	*(f)(h)(i)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,684,281,102)				1,604,682,079

RATE			SHARES
SHORT-TERM INVESTMENTS - 10.0%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $180,781,315)	0.212%		180,781,315	180,781,315	(j)

TOTAL INVESTMENTS - 98.7% (Cost - $1,865,062,417)				1,785,463,394
Other Assets in Excess of Liabilities - 1.3%				23,673,254

TOTAL NET ASSETS - 100.0%				$1,809,136,648

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Restricted security (Note 3).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Value is less than $1.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2022, the total market value of investments in Affiliated Companies was $180,781,315 and the cost was $180,781,315 (Note 2).

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Corporate Credit Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

Abbreviation(s) used in this schedule:

CDO	— Collateralized Debt Obligation
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2022 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Corporate Credit Fund (the “Fund”) is a separate diversified investment series of (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

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Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$1,603,414,519	—		$1,603,414,519
Asset-Backed Securities	—	1,267,560	—		1,267,560
Common Stocks	—	—	$0	*	0	*
Warrants	—	—	0	*	0	*

Total Long-Term Investments	—	1,604,682,079	0	*	1,604,682,079

Short-Term Investments†	$180,781,315	—	—		180,781,315

Total Investments	$180,781,315	$1,604,682,079	$0	*	$1,785,463,394

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold

		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$275,325,225	$175,287,290	175,287,290	$269,831,200	269,831,200

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$23,062	—	$180,781,315

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Notes to Schedule of Investments (unaudited) (continued)

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Face Amount	Acquisition Date	Cost	Fair Value at 3/31/2022	Value Per Unit	Percent of Net Assets
ALESCO Preferred Funding Ltd., Class PNN	$621,631	12/04, 7/05, 1/06	$621,631	$275,200	$44.27	0.02%
ALESCO Preferred Funding VI Ltd., Class PNNE	$336,608	3/05	336,608	142,046	42.20	0.01
Fort Sheridan ABS CDO Ltd., 2005-1A, Class PPN2	$611,948	3/05	523,634	330,533	54.01	0.02
Taberna Preferred Funding I Ltd., 2005-1A, Class PPN2	$1,175,564	3/05	1,059,569	519,781	44.22	0.03

			$2,541,442	$1,267,560		0.08%

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